Shareholder Report, Holdings (Details) - C000237396 [Member]	Oct. 31, 2024
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%